Risk/Return Detail Data - FidelityMunicipalIncomeFund-RetailPRO - USD ($)			12 Months Ended											36 Months Ended		60 Months Ended	96 Months Ended		108 Months Ended		120 Months Ended
		Feb. 28, 2026	Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Feb. 28, 2026		Feb. 28, 2026	Feb. 28, 2026		Feb. 28, 2026		Feb. 28, 2026
FidelityAdvisorConservativeIncomeMunicipalBondFund-ClassAIZ-PRO | Fidelity Conservative Income Municipal Bond Fund | Fidelity Advisor Conservative Income Municipal Bond Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		1.50%
Maximum Deferred Sales Charge (as a percentage)	[1]	0.00%
Management Fees (as a percentage of Assets)		0.20%
Distribution and Service (12b-1) Fees		0.15%
Other Expenses (as a percentage of Assets):		0.13%
Expenses (as a percentage of Assets)		0.48%
Fee Waiver or Reimbursement	[2]	(0.03%)
Net Expenses (as a percentage of Assets)		0.45%
Expense Example, with Redemption, 1 Year		$ 195
Expense Example, with Redemption, 3 Years		298
Expense Example, with Redemption, 5 Years		411
Expense Example, with Redemption, 10 Years		$ 741
Annual Return, Inception Date		May 25, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			1.55%											2.75%	[3]
Annual Return [Percent]				3.10%	3.11%
FidelityAdvisorConservativeIncomeMunicipalBondFund-ClassAIZ-PRO | Fidelity Conservative Income Municipal Bond Fund | Fidelity Advisor Conservative Income Municipal Bond Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.20%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.18%
Expenses (as a percentage of Assets)		0.38%
Fee Waiver or Reimbursement	[2]	(0.13%)
Net Expenses (as a percentage of Assets)		0.25%
Expense Example, with Redemption, 1 Year		$ 26
Expense Example, with Redemption, 3 Years		104
Expense Example, with Redemption, 5 Years		196
Expense Example, with Redemption, 10 Years		$ 463
Annual Return, Inception Date		May 25, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			3.30%											3.54%	[4]
FidelityAdvisorConservativeIncomeMunicipalBondFund-ClassAIZ-PRO | Fidelity Conservative Income Municipal Bond Fund | Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.20%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.05%
Expenses (as a percentage of Assets)		0.25%
Fee Waiver or Reimbursement	[2]	(0.05%)
Net Expenses (as a percentage of Assets)		0.20%
Expense Example, with Redemption, 1 Year		$ 20
Expense Example, with Redemption, 3 Years		74
Expense Example, with Redemption, 5 Years		134
Expense Example, with Redemption, 10 Years		$ 311
Annual Return, Inception Date		May 25, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			3.36%											3.60%	[5]
FidelityAdvisorConservativeIncomeMunicipalBondFund-ClassAIZ-PRO | Fidelity Conservative Income Municipal Bond Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Conservative Income Municipal Bond Fund /Fidelity Advisor® Conservative Income Municipal Bond Fund A, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Conservative Income Municipal Bond Fund seeks to provide a high level of income, exempt from federal income tax, consistent with preservation of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 250,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 30 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		Apr. 30, 2027
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 67 % of the average value of its portfolio.
Portfolio Turnover, Rate		67.00%
Expenses Deferred Charges [Text Block]		Purchases of $250,000 or more will not be subject to a front-end sales charge, but may be subject to a 0.50% contingent deferred sales charge (CDSC) if the intermediary firm has elected an upfront finder's fee at the time the shares are purchased, or a 0.75% CDSC if the shares purchased are recordkept in a Fidelity Advisor ® 401(k) Retirement Plan.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 250,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 30 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 250,000
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in U.S. dollar-denominated municipal money market securities and high quality investment-grade municipal debt securities whose interest is exempt from federal income tax. Municipal debt securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, financing for eligible non-profit organizations, or financing for a specific project or public facility. Municipal debt securities in which the fund invests include securities issued by U.S. territories and possessions, general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, or pre-refunded or escrowed bonds, municipal money market securities, and synthetic securities. Municipal securities usually pay a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Municipal money market securities are high-quality, short-term debt securities that pay a fixed, variable, or floating interest rate, and include variable rate demand notes, commercial paper, and municipal notes. Municipal securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, financing for eligible non-profit organizations, or financing for a specific project or public facility. High quality investment grade securities in which the fund invests include securities or issuers (i) rated at least A- or its equivalent by at least one nationally recognized statistical ratings organization (NRSRO) or similarly rated by the Adviser, and (ii) for securities with a credit maturity within one year, rated at least BBB or its equivalent by all NRSROs that rate the security and similarly rated by the Adviser. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Managing the fund to have similar overall interest rate risk to the supplemental index (see "Additional Index Information" section of the prospectus). Normally maintaining a dollar-weighted average maturity of one year or less. Normally investing in securities with a maximum maturity of four years. Allocating assets across different market sectors and maturities. Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects. Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index, a hypothetical composite of market indexes, and an additional index over various periods of time. The hypothetical composite of market indexes and additional index have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index, a hypothetical composite of market indexes, and an additional index over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Sep. 30, 2024
Highest Quarterly Return		1.18%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Dec. 31, 2024
Lowest Quarterly Return		0.48%
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAdvisorConservativeIncomeMunicipalBondFund-ClassAIZ-PRO | Fidelity Conservative Income Municipal Bond Fund | After Taxes on Distributions | Fidelity Advisor Conservative Income Municipal Bond Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			1.55%											2.75%	[3]
FidelityAdvisorConservativeIncomeMunicipalBondFund-ClassAIZ-PRO | Fidelity Conservative Income Municipal Bond Fund | After Taxes on Distributions and Sales | Fidelity Advisor Conservative Income Municipal Bond Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			2.04%											2.80%	[3]
FidelityAdvisorConservativeIncomeMunicipalBondFund-ClassAIZ-PRO | Fidelity Conservative Income Municipal Bond Fund | LB015
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg Municipal Bond Index
Average Annual Return, Percent			4.25%											4.03%
FidelityAdvisorConservativeIncomeMunicipalBondFund-ClassAIZ-PRO | Fidelity Conservative Income Municipal Bond Fund | LB319
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg Municipal Bond 1 Year (1-2 Y) Index
Average Annual Return, Percent			3.47%											3.47%
FidelityAdvisorConservativeIncomeMunicipalBondFund-ClassAIZ-PRO | Fidelity Conservative Income Municipal Bond Fund | F1872
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Conservative Income Municipal Bond Composite Index℠
Average Annual Return, Percent			3.16%											3.37%
FidelityMichiganMunicipalIncomeFund-PRO | Fidelity Michigan Municipal Income Fund | Fidelity Michigan Municipal Income Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.44%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)		0.46%
Expense Example, with Redemption, 1 Year		$ 47
Expense Example, with Redemption, 3 Years		148
Expense Example, with Redemption, 5 Years		258
Expense Example, with Redemption, 10 Years		$ 579
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			4.36%													0.79%					2.22%
Annual Return [Percent]				4.36%	1.95%	6.00%	(9.18%)	1.54%	5.11%	7.16%	0.90%	5.57%	(0.16%)
FidelityMichiganMunicipalIncomeFund-PRO | Fidelity Michigan Municipal Income Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Michigan Municipal Income Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Michigan Municipal Income Fund seeks a high level of current income exempt from federal income tax and Michigan personal income tax.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 29 % of the average value of its portfolio.
Portfolio Turnover, Rate		29.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal and Michigan personal income taxes. The municipal securities in which the fund invests are normally investment-grade (those of medium and high quality). Municipal debt securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, financing for eligible non-profit organizations, or financing for a specific project or public facility. Municipal debt securities in which the fund invests include securities issued by U.S. territories and possessions, general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, or pre-refunded or escrowed bonds, municipal money market securities, and synthetic securities. Municipal securities usually pay a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Investment grade securities in which the fund invests include securities or issuers rated at least BBB- or its equivalent by at least one nationally recognized statistical ratings organization (NRSRO), or, if unrated, determined by the Adviser to be of comparable quality. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Managing the fund to have similar overall interest rate risk to the supplemental index (see "Additional Index Information" section of the prospectus). Allocating assets across different market sectors and maturities. Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects. Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		7.53%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2022
Lowest Quarterly Return		(5.82%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityMichiganMunicipalIncomeFund-PRO | Fidelity Michigan Municipal Income Fund | After Taxes on Distributions | Fidelity Michigan Municipal Income Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			4.36%													0.76%					2.16%
FidelityMichiganMunicipalIncomeFund-PRO | Fidelity Michigan Municipal Income Fund | After Taxes on Distributions and Sales | Fidelity Michigan Municipal Income Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.77%													1.16%					2.28%
FidelityMichiganMunicipalIncomeFund-PRO | Fidelity Michigan Municipal Income Fund | LB015
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg Municipal Bond Index
Average Annual Return, Percent			4.25%													0.80%					2.34%
FidelityMichiganMunicipalIncomeFund-PRO | Fidelity Michigan Municipal Income Fund | LB032
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg Michigan Enhanced Municipal Bond Index
Average Annual Return, Percent			4.59%													0.84%					2.48%
FidelityConservativeIncomeMunicipalBondFund-RetailPro | Fidelity Conservative Income Municipal Bond Fund | Fidelity Conservative Income Municipal Bond Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.20%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.10%
Expenses (as a percentage of Assets)		0.30%
Fee Waiver or Reimbursement	[6]	(0.05%)
Net Expenses (as a percentage of Assets)		0.25%
Expense Example, with Redemption, 1 Year		$ 26
Expense Example, with Redemption, 3 Years		90
Expense Example, with Redemption, 5 Years		162
Expense Example, with Redemption, 10 Years		$ 374
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			3.30%													2.10%					1.63%
Annual Return [Percent]				3.30%	3.30%	3.66%	0.27%	0.05%	0.88%	2.00%	1.56%	1.11%	0.31%
FidelityConservativeIncomeMunicipalBondFund-RetailPro | Fidelity Conservative Income Municipal Bond Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Conservative Income Municipal Bond Fund /Fidelity® Conservative Income Municipal Bond Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Conservative Income Municipal Bond Fund seeks to provide a high level of income, exempt from federal income tax, consistent with preservation of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		Apr. 30, 2027
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 67 % of the average value of its portfolio.
Portfolio Turnover, Rate		67.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in U.S. dollar-denominated municipal money market securities and high quality investment-grade municipal debt securities whose interest is exempt from federal income tax. Municipal debt securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, financing for eligible non-profit organizations, or financing for a specific project or public facility. Municipal debt securities in which the fund invests include securities issued by U.S. territories and possessions, general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, or pre-refunded or escrowed bonds, municipal money market securities, and synthetic securities. Municipal securities usually pay a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Municipal money market securities are high-quality, short-term debt securities that pay a fixed, variable, or floating interest rate, and include variable rate demand notes, commercial paper, and municipal notes. Municipal securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, financing for eligible non-profit organizations, or financing for a specific project or public facility. High quality investment grade securities in which the fund invests include securities or issuers (i) rated at least A- or its equivalent by at least one nationally recognized statistical ratings organization (NRSRO) or similarly rated by the Adviser, and (ii) for securities with a credit maturity within one year, rated at least BBB or its equivalent by all NRSROs that rate the security and similarly rated by the Adviser. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Managing the fund to have similar overall interest rate risk to the supplemental index (see "Additional Index Information" section of the prospectus). Normally maintaining a dollar-weighted average maturity of one year or less. Normally investing in securities with a maximum maturity of four years. Allocating assets across different market sectors and maturities. Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects. Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index, a hypothetical composite of market indexes, and an additional index over various periods of time. The hypothetical composite of market indexes and additional index have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index, a hypothetical composite of market indexes, and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		1.54%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2022
Lowest Quarterly Return		(0.64%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityConservativeIncomeMunicipalBondFund-RetailPro | Fidelity Conservative Income Municipal Bond Fund | After Taxes on Distributions | Fidelity Conservative Income Municipal Bond Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			3.30%													2.10%					1.63%
FidelityConservativeIncomeMunicipalBondFund-RetailPro | Fidelity Conservative Income Municipal Bond Fund | After Taxes on Distributions and Sales | Fidelity Conservative Income Municipal Bond Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.18%													2.10%					1.62%
FidelityConservativeIncomeMunicipalBondFund-RetailPro | Fidelity Conservative Income Municipal Bond Fund | LB015
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg Municipal Bond Index
Average Annual Return, Percent			4.25%													0.80%					2.34%
FidelityConservativeIncomeMunicipalBondFund-RetailPro | Fidelity Conservative Income Municipal Bond Fund | LB319
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg Municipal Bond 1 Year (1-2 Y) Index
Average Annual Return, Percent			3.47%													1.73%					1.58%
FidelityConservativeIncomeMunicipalBondFund-RetailPro | Fidelity Conservative Income Municipal Bond Fund | F1872
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Conservative Income Municipal Bond Composite Index℠
Average Annual Return, Percent			3.16%													1.96%					1.59%
FidelityLimitedTermMunicipalIncomeFund-AMCIZPRO | Fidelity Limited Term Municipal Income Fund | Fidelity Advisor Limited Term Municipal Income Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		2.75%
Maximum Deferred Sales Charge (as a percentage)	[7]	0.00%
Management Fees (as a percentage of Assets)		0.20%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.18%
Expenses (as a percentage of Assets)		0.63%
Fee Waiver or Reimbursement	[8]	(0.08%)
Net Expenses (as a percentage of Assets)		0.55%
Expenses Deferred Charges [Text Block]		Purchases of $250,000 or more will not be subject to a front-end sales charge, but may be subject to a 0.50% contingent deferred sales charge (CDSC) if the intermediary firm has elected an upfront finder's fee at the time the shares are purchased, or a 0.75% CDSC if the shares purchased are recordkept in a Fidelity Advisor ® 401(k) Retirement Plan.
Expense Example, with Redemption, 1 Year		$ 330
Expense Example, with Redemption, 3 Years		461
Expense Example, with Redemption, 5 Years		606
Expense Example, with Redemption, 10 Years		1,030
Expense Example, No Redemption, 1 Year		330
Expense Example, No Redemption, 3 Years		461
Expense Example, No Redemption, 5 Years		606
Expense Example, No Redemption, 10 Years		$ 1,030
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			1.37%													0.43%					1.12%
Annual Return [Percent]				4.24%	2.07%	3.66%	(4.82%)	0.07%	3.04%	3.83%	0.93%	2.00%	(0.68%)
FidelityLimitedTermMunicipalIncomeFund-AMCIZPRO | Fidelity Limited Term Municipal Income Fund | Fidelity Advisor Limited Term Municipal Income Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		2.75%
Maximum Deferred Sales Charge (as a percentage)	[9]	0.00%
Management Fees (as a percentage of Assets)		0.20%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.14%
Expenses (as a percentage of Assets)		0.59%
Fee Waiver or Reimbursement	[8]	(0.04%)
Net Expenses (as a percentage of Assets)		0.55%
Expenses Deferred Charges [Text Block]		Purchases of $250,000 or more will not be subject to a front-end sales charge but may be subject to a 0.25% CDSC if a finder's fee is paid at the time the shares are purchased.
Expense Example, with Redemption, 1 Year		$ 330
Expense Example, with Redemption, 3 Years		454
Expense Example, with Redemption, 5 Years		590
Expense Example, with Redemption, 10 Years		988
Expense Example, No Redemption, 1 Year		330
Expense Example, No Redemption, 3 Years		454
Expense Example, No Redemption, 5 Years		590
Expense Example, No Redemption, 10 Years		$ 988
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			1.47%													0.45%					1.15%
FidelityLimitedTermMunicipalIncomeFund-AMCIZPRO | Fidelity Limited Term Municipal Income Fund | Fidelity Advisor Limited Term Municipal Income Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[10]	1.00%
Management Fees (as a percentage of Assets)		0.20%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.06%
Expenses (as a percentage of Assets)		1.26%
Fee Waiver or Reimbursement		(0.00%)
Net Expenses (as a percentage of Assets)		1.26%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 228
Expense Example, with Redemption, 3 Years		400
Expense Example, with Redemption, 5 Years		692
Expense Example, with Redemption, 10 Years		1,348
Expense Example, No Redemption, 1 Year		128
Expense Example, No Redemption, 3 Years		400
Expense Example, No Redemption, 5 Years		692
Expense Example, No Redemption, 10 Years		$ 1,348
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			2.51%													0.27%					0.81%
FidelityLimitedTermMunicipalIncomeFund-AMCIZPRO | Fidelity Limited Term Municipal Income Fund | Fidelity Advisor Limited Term Municipal Income Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.20%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.18%
Expenses (as a percentage of Assets)		0.38%
Fee Waiver or Reimbursement	[8]	(0.08%)
Net Expenses (as a percentage of Assets)		0.30%
Expense Example, with Redemption, 1 Year		$ 31
Expense Example, with Redemption, 3 Years		111
Expense Example, with Redemption, 5 Years		202
Expense Example, with Redemption, 10 Years		470
Expense Example, No Redemption, 1 Year		31
Expense Example, No Redemption, 3 Years		111
Expense Example, No Redemption, 5 Years		202
Expense Example, No Redemption, 10 Years		$ 470
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			4.50%													1.26%					1.67%
FidelityLimitedTermMunicipalIncomeFund-AMCIZPRO | Fidelity Limited Term Municipal Income Fund | Fidelity Advisor Limited Term Municipal Income Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.20%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.05%
Expenses (as a percentage of Assets)		0.25%
Fee Waiver or Reimbursement		(0.00%)
Net Expenses (as a percentage of Assets)		0.25%
Expense Example, with Redemption, 1 Year		$ 26
Expense Example, with Redemption, 3 Years		80
Expense Example, with Redemption, 5 Years		141
Expense Example, with Redemption, 10 Years		318
Expense Example, No Redemption, 1 Year		26
Expense Example, No Redemption, 3 Years		80
Expense Example, No Redemption, 5 Years		141
Expense Example, No Redemption, 10 Years		$ 318
Annual Return, Inception Date		Oct. 02, 2018
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			4.55%													1.34%	2.11%	[11]
FidelityLimitedTermMunicipalIncomeFund-AMCIZPRO | Fidelity Limited Term Municipal Income Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Limited Term Municipal Income Fund /Fidelity Advisor® Limited Term Municipal Income Fund A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Limited Term Municipal Income Fund seeks as high a level of current income, exempt from federal income tax, as is consistent with preservation of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 33 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		Apr. 30, 2027
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22 % of the average value of its portfolio.
Portfolio Turnover, Rate		22.00%
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 33 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal income tax. The municipal securities in which the fund invests are normally investment-grade (those of medium and high quality). Municipal debt securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, financing for eligible non-profit organizations, or financing for a specific project or public facility. Municipal debt securities in which the fund invests include securities issued by U.S. territories and possessions, general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, or pre-refunded or escrowed bonds, municipal money market securities, and synthetic securities. Municipal securities usually pay a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Investment grade securities in which the fund invests include securities or issuers rated at least BBB- or its equivalent by at least one nationally recognized statistical ratings organization (NRSRO), or, if unrated, determined by the Adviser to be of comparable quality. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Managing the fund to have similar overall interest rate risk to the supplemental index (see "Additional Index Information" section of the prospectus). Normally maintaining a dollar-weighted average maturity between two and five years. Allocating assets across different market sectors and maturities. Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects. Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		3.71%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2022
Lowest Quarterly Return		(3.95%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityLimitedTermMunicipalIncomeFund-AMCIZPRO | Fidelity Limited Term Municipal Income Fund | After Taxes on Distributions | Fidelity Advisor Limited Term Municipal Income Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			1.37%													0.43%					1.11%
FidelityLimitedTermMunicipalIncomeFund-AMCIZPRO | Fidelity Limited Term Municipal Income Fund | After Taxes on Distributions and Sales | Fidelity Advisor Limited Term Municipal Income Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			1.64%													0.66%					1.16%
FidelityLimitedTermMunicipalIncomeFund-AMCIZPRO | Fidelity Limited Term Municipal Income Fund | LB015
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg Municipal Bond Index
Average Annual Return, Percent			4.25%													0.80%					2.34%
FidelityLimitedTermMunicipalIncomeFund-AMCIZPRO | Fidelity Limited Term Municipal Income Fund | LB086
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg 1-6 Year Municipal Bond Index
Average Annual Return, Percent			4.35%													1.31%					1.73%
FidelityOhioMunicipalIncomeFund-PRO | Fidelity Ohio Municipal Income Fund | Fidelity Ohio Municipal Income Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.44%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)		0.46%
Expense Example, with Redemption, 1 Year		$ 47
Expense Example, with Redemption, 3 Years		148
Expense Example, with Redemption, 5 Years		258
Expense Example, with Redemption, 10 Years		$ 579
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			4.59%													0.85%					2.19%
Annual Return [Percent]				4.59%	1.98%	5.43%	(8.60%)	1.52%	4.28%	7.08%	0.39%	6.03%	0.19%
FidelityOhioMunicipalIncomeFund-PRO | Fidelity Ohio Municipal Income Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Ohio Municipal Income Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Ohio Municipal Income Fund seeks a high level of current income exempt from federal income tax and Ohio personal income tax.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 27 % of the average value of its portfolio.
Portfolio Turnover, Rate		27.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal and Ohio personal income taxes. The municipal securities in which the fund invests are normally investment-grade (those of medium and high quality). Municipal debt securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, financing for eligible non-profit organizations, or financing for a specific project or public facility. Municipal debt securities in which the fund invests include securities issued by U.S. territories and possessions, general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, or pre-refunded or escrowed bonds, municipal money market securities, and synthetic securities. Municipal securities usually pay a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Investment grade securities in which the fund invests include securities or issuers rated at least BBB- or its equivalent by at least one nationally recognized statistical ratings organization (NRSRO), or, if unrated, determined by the Adviser to be of comparable quality. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Managing the fund to have similar overall interest rate risk to the supplemental index (see "Additional Index Information" section of the prospectus). Allocating assets across different market sectors and maturities. Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects. Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		6.96%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2022
Lowest Quarterly Return		(5.87%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityOhioMunicipalIncomeFund-PRO | Fidelity Ohio Municipal Income Fund | After Taxes on Distributions | Fidelity Ohio Municipal Income Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			4.59%													0.85%					2.13%
FidelityOhioMunicipalIncomeFund-PRO | Fidelity Ohio Municipal Income Fund | After Taxes on Distributions and Sales | Fidelity Ohio Municipal Income Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.88%													1.20%					2.27%
FidelityOhioMunicipalIncomeFund-PRO | Fidelity Ohio Municipal Income Fund | LB015
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg Municipal Bond Index
Average Annual Return, Percent			4.25%													0.80%					2.34%
FidelityOhioMunicipalIncomeFund-PRO | Fidelity Ohio Municipal Income Fund | IXYI1
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg Ohio Enhanced Municipal Linked Index
Average Annual Return, Percent			4.32%													0.62%					2.29%
FidelityMunicipalIncomeFund-AMCIZPRO | Fidelity Municipal Income Fund | Fidelity Advisor Municipal Income Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		4.00%
Maximum Deferred Sales Charge (as a percentage)	[12]	0.00%
Management Fees (as a percentage of Assets)		0.49%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.75%
Expense Example, with Redemption, 1 Year		$ 474
Expense Example, with Redemption, 3 Years		630
Expense Example, with Redemption, 5 Years		800
Expense Example, with Redemption, 10 Years		1,293
Expense Example, No Redemption, 1 Year		474
Expense Example, No Redemption, 3 Years		630
Expense Example, No Redemption, 5 Years		800
Expense Example, No Redemption, 10 Years		$ 1,293
Annual Return, Inception Date		Mar. 01, 2018
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			(0.18%)													(0.18%)	1.74%	[13]
Annual Return [Percent]				3.98%	1.32%	6.78%	(10.48%)	2.51%	4.28%	8.06%
FidelityMunicipalIncomeFund-AMCIZPRO | Fidelity Municipal Income Fund | Fidelity Advisor Municipal Income Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		4.00%
Maximum Deferred Sales Charge (as a percentage)	[12]	0.00%
Management Fees (as a percentage of Assets)		0.49%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.75%
Expense Example, with Redemption, 1 Year		$ 474
Expense Example, with Redemption, 3 Years		630
Expense Example, with Redemption, 5 Years		800
Expense Example, with Redemption, 10 Years		1,293
Expense Example, No Redemption, 1 Year		474
Expense Example, No Redemption, 3 Years		630
Expense Example, No Redemption, 5 Years		800
Expense Example, No Redemption, 10 Years		$ 1,293
Annual Return, Inception Date		Mar. 01, 2018
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			(0.26%)													(0.16%)	1.76%	[14]
FidelityMunicipalIncomeFund-AMCIZPRO | Fidelity Municipal Income Fund | Fidelity Advisor Municipal Income Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[15]	1.00%
Management Fees (as a percentage of Assets)		0.49%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		1.50%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 253
Expense Example, with Redemption, 3 Years		474
Expense Example, with Redemption, 5 Years		818
Expense Example, with Redemption, 10 Years		1,588
Expense Example, No Redemption, 1 Year		153
Expense Example, No Redemption, 3 Years		474
Expense Example, No Redemption, 5 Years		818
Expense Example, No Redemption, 10 Years		$ 1,588
Annual Return, Inception Date		Mar. 01, 2018
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			2.13%													(0.10%)	1.52%	[16]
FidelityMunicipalIncomeFund-AMCIZPRO | Fidelity Municipal Income Fund | Fidelity Advisor Municipal Income Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.49%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.50%
Expense Example, with Redemption, 1 Year		$ 51
Expense Example, with Redemption, 3 Years		160
Expense Example, with Redemption, 5 Years		280
Expense Example, with Redemption, 10 Years		628
Expense Example, No Redemption, 1 Year		51
Expense Example, No Redemption, 3 Years		160
Expense Example, No Redemption, 5 Years		280
Expense Example, No Redemption, 10 Years		$ 628
Annual Return, Inception Date		Mar. 01, 2018
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			4.24%													0.89%	2.52%	[17]
FidelityMunicipalIncomeFund-AMCIZPRO | Fidelity Municipal Income Fund | Fidelity Advisor Municipal Income Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.39%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.40%
Expense Example, with Redemption, 1 Year		$ 41
Expense Example, with Redemption, 3 Years		128
Expense Example, with Redemption, 5 Years		224
Expense Example, with Redemption, 10 Years		505
Expense Example, No Redemption, 1 Year		41
Expense Example, No Redemption, 3 Years		128
Expense Example, No Redemption, 5 Years		224
Expense Example, No Redemption, 10 Years		$ 505
Annual Return, Inception Date		Oct. 02, 2018
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			4.26%													0.99%	2.70%	[18]
FidelityMunicipalIncomeFund-AMCIZPRO | Fidelity Municipal Income Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Municipal Income Fund /Fidelity Advisor® Municipal Income Fund A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Municipal Income Fund seeks to provide a high current yield exempt from federal income tax.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 34 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 20 % of the average value of its portfolio.
Portfolio Turnover, Rate		20.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.75% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 34 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal income tax. The municipal securities in which the fund invests are normally investment-grade (those of medium and high quality). Municipal debt securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, financing for eligible non-profit organizations, or financing for a specific project or public facility. Municipal debt securities in which the fund invests include securities issued by U.S. territories and possessions, general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, or pre-refunded or escrowed bonds, municipal money market securities, and synthetic securities. Municipal securities usually pay a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Investment grade securities in which the fund invests include securities or issuers rated at least BBB- or its equivalent by at least one nationally recognized statistical ratings organization (NRSRO), or, if unrated, determined by the Adviser to be of comparable quality. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Managing the fund to have similar overall interest rate risk to the supplemental index (see "Additional Index Information" section of the prospectus). Allocating assets across different market sectors and maturities. Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects. Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		7.94%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2022
Lowest Quarterly Return		(6.75%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityMunicipalIncomeFund-AMCIZPRO | Fidelity Municipal Income Fund | After Taxes on Distributions | Fidelity Advisor Municipal Income Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			(0.18%)													(0.21%)	1.68%	[13]
FidelityMunicipalIncomeFund-AMCIZPRO | Fidelity Municipal Income Fund | After Taxes on Distributions and Sales | Fidelity Advisor Municipal Income Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			0.98%													0.41%	1.89%	[13]
FidelityMunicipalIncomeFund-AMCIZPRO | Fidelity Municipal Income Fund | LB015
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg Municipal Bond Index
Average Annual Return, Percent			4.25%													0.80%	2.45%
FidelityMunicipalIncomeFund-AMCIZPRO | Fidelity Municipal Income Fund | LB083
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg 3+ Year Municipal Bond Index
Average Annual Return, Percent			4.30%													0.69%	2.53%
FidelityFlexMunicipalIncomeFund-PRO | Fidelity Flex Municipal Income Fund | Fidelity Flex Municipal Income Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.00%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[19]	0.00%
Expense Example, with Redemption, 1 Year		$ 0
Expense Example, with Redemption, 3 Years		0
Expense Example, with Redemption, 5 Years		0
Expense Example, with Redemption, 10 Years		$ 0
Annual Return, Inception Date		Oct. 12, 2017
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			4.61%													1.42%			2.49%	[20]
Annual Return [Percent]				4.61%	2.31%	7.25%	(8.63%)	2.31%	3.79%	8.26%	0.71%
FidelityFlexMunicipalIncomeFund-PRO | Fidelity Flex Municipal Income Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity Flex® Municipal Income Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Flex® Municipal Income Fund seeks to provide a high current yield exempt from federal income tax.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 10 % of the average value of its portfolio.
Portfolio Turnover, Rate		10.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees paid at the fee-based account or plan level. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal income tax. The municipal securities in which the fund invests are normally investment-grade (those of medium and high quality). Municipal debt securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, financing for eligible non-profit organizations, or financing for a specific project or public facility. Municipal debt securities in which the fund invests include securities issued by U.S. territories and possessions, general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, or pre-refunded or escrowed bonds, municipal money market securities, and synthetic securities. Municipal securities usually pay a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Investment grade securities in which the fund invests include securities or issuers rated at least BBB- or its equivalent by at least one nationally recognized statistical ratings organization (NRSRO), or, if unrated, determined by the Adviser to be of comparable quality. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Managing the fund to have similar overall interest rate risk to the index. Allocating assets across different market sectors and maturities. Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects. Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. The performance shown does not reflect the impact of any fees paid at the fee-based account or plan level. Visit www.401k.com and log in or www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]		www.401k.com and log in or www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		7.57%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2022
Lowest Quarterly Return		(6.24%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFlexMunicipalIncomeFund-PRO | Fidelity Flex Municipal Income Fund | After Taxes on Distributions | Fidelity Flex Municipal Income Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			4.61%													1.42%			2.48%	[20]
FidelityFlexMunicipalIncomeFund-PRO | Fidelity Flex Municipal Income Fund | After Taxes on Distributions and Sales | Fidelity Flex Municipal Income Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.05%													1.65%			2.49%	[20]
FidelityFlexMunicipalIncomeFund-PRO | Fidelity Flex Municipal Income Fund | LB015
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg Municipal Bond Index
Average Annual Return, Percent			4.25%													0.80%			2.22%
FidelityFlexConservativeIncomeMunicipalBondFund-PRO | Fidelity Flex Conservative Income Municipal Bond Fund | Fidelity Flex Conservative Income Municipal Bond Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.00%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[21]	0.00%
Expense Example, with Redemption, 1 Year		$ 0
Expense Example, with Redemption, 3 Years		0
Expense Example, with Redemption, 5 Years		0
Expense Example, with Redemption, 10 Years		$ 0
Annual Return, Inception Date		Oct. 12, 2017
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			3.42%													2.34%			2.11%	[22]
Annual Return [Percent]				3.42%	3.53%	3.85%	0.49%	0.45%	1.48%	2.39%	1.77%
FidelityFlexConservativeIncomeMunicipalBondFund-PRO | Fidelity Flex Conservative Income Municipal Bond Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity Flex® Conservative Income Municipal Bond Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Flex® Conservative Income Municipal Bond Fund seeks to provide a high level of income, exempt from federal income tax, consistent with preservation of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 62 % of the average value of its portfolio.
Portfolio Turnover, Rate		62.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees paid at the fee-based account or plan level. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in U.S. dollar-denominated municipal money market securities and high quality investment-grade municipal debt securities whose interest is exempt from federal income tax. Municipal debt securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, financing for eligible non-profit organizations, or financing for a specific project or public facility. Municipal debt securities in which the fund invests include securities issued by U.S. territories and possessions, general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, or pre-refunded or escrowed bonds, municipal money market securities, and synthetic securities. Municipal securities usually pay a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Municipal money market securities are high-quality, short-term debt securities that pay a fixed, variable, or floating interest rate, and include variable rate demand notes, commercial paper, and municipal notes. Municipal securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, financing for eligible non-profit organizations, or financing for a specific project or public facility. High quality investment grade securities in which the fund invests include securities or issuers (i) rated at least A- or its equivalent by at least one nationally recognized statistical ratings organization (NRSRO) or similarly rated by the Adviser, and (ii) for securities with a credit maturity within one year, rated at least BBB or its equivalent by all NRSROs that rate the security and similarly rated by the Adviser. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Managing the fund to have similar overall interest rate risk to the supplemental index (see "Additional Index Information" section of the prospectus). Normally maintaining a dollar-weighted average maturity of one year or less. Normally investing in securities with a maximum maturity of four years. Allocating assets across different market sectors and maturities. Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects. Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index, a hypothetical composite of market indexes, and an additional index over various periods of time. The hypothetical composite of market indexes and additional index have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. The performance shown does not reflect the impact of any fees paid at the fee-based account or plan level. Visit www.401k.com and log in or www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index, a hypothetical composite of market indexes, and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.401k.com and log in or www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		1.61%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2022
Lowest Quarterly Return		(0.59%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFlexConservativeIncomeMunicipalBondFund-PRO | Fidelity Flex Conservative Income Municipal Bond Fund | After Taxes on Distributions | Fidelity Flex Conservative Income Municipal Bond Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			3.42%													2.33%			2.11%	[22]
FidelityFlexConservativeIncomeMunicipalBondFund-PRO | Fidelity Flex Conservative Income Municipal Bond Fund | After Taxes on Distributions and Sales | Fidelity Flex Conservative Income Municipal Bond Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.33%													2.33%			2.10%	[22]
FidelityFlexConservativeIncomeMunicipalBondFund-PRO | Fidelity Flex Conservative Income Municipal Bond Fund | LB015
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg Municipal Bond Index
Average Annual Return, Percent			4.25%													0.80%			2.22%
FidelityFlexConservativeIncomeMunicipalBondFund-PRO | Fidelity Flex Conservative Income Municipal Bond Fund | IXY1N
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Flex Conservative Income Municipal Bond Composite Index℠
Average Annual Return, Percent			3.16%													1.96%			1.77%
FidelityFlexConservativeIncomeMunicipalBondFund-PRO | Fidelity Flex Conservative Income Municipal Bond Fund | LB319
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg Municipal Bond 1 Year (1-2 Y) Index
Average Annual Return, Percent			3.47%													1.73%			1.73%
FidelityPennsylvaniaMunicipalIncomeFund-PRO | Fidelity Pennsylvania Municipal Income Fund | Fidelity Pennsylvania Municipal Income Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.44%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.03%
Expenses (as a percentage of Assets)		0.47%
Expense Example, with Redemption, 1 Year		$ 48
Expense Example, with Redemption, 3 Years		151
Expense Example, with Redemption, 5 Years		263
Expense Example, with Redemption, 10 Years		$ 591
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			3.98%													0.81%					2.23%
Annual Return [Percent]				3.98%	1.82%	6.38%	(9.66%)	2.30%	4.32%	7.71%	0.84%	5.41%	0.34%
FidelityPennsylvaniaMunicipalIncomeFund-PRO | Fidelity Pennsylvania Municipal Income Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Pennsylvania Municipal Income Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Pennsylvania Municipal Income Fund seeks as high a level of current income, exempt from federal income tax and Pennsylvania personal income tax, as is consistent with its investment characteristics.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 27 % of the average value of its portfolio.
Portfolio Turnover, Rate		27.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal and Pennsylvania personal income taxes. The municipal securities in which the fund invests are normally investment-grade (those of medium and high quality). Municipal debt securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, financing for eligible non-profit organizations, or financing for a specific project or public facility. Municipal debt securities in which the fund invests include securities issued by U.S. territories and possessions, general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, or pre-refunded or escrowed bonds, municipal money market securities, and synthetic securities. Municipal securities usually pay a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Investment grade securities in which the fund invests include securities or issuers rated at least BBB- or its equivalent by at least one nationally recognized statistical ratings organization (NRSRO), or, if unrated, determined by the Adviser to be of comparable quality. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Managing the fund to have similar overall interest rate risk to the supplemental index (see "Additional Index Information" section of the prospectus). Allocating assets across different market sectors and maturities. Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects. Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		7.97%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2022
Lowest Quarterly Return		(5.78%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityPennsylvaniaMunicipalIncomeFund-PRO | Fidelity Pennsylvania Municipal Income Fund | After Taxes on Distributions | Fidelity Pennsylvania Municipal Income Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			3.98%													0.80%					2.19%
FidelityPennsylvaniaMunicipalIncomeFund-PRO | Fidelity Pennsylvania Municipal Income Fund | After Taxes on Distributions and Sales | Fidelity Pennsylvania Municipal Income Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.57%													1.20%					2.33%
FidelityPennsylvaniaMunicipalIncomeFund-PRO | Fidelity Pennsylvania Municipal Income Fund | LB039
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg Pennsylvania Enhanced Municipal Bond Index
Average Annual Return, Percent			4.39%													0.87%					2.52%
FidelityPennsylvaniaMunicipalIncomeFund-PRO | Fidelity Pennsylvania Municipal Income Fund | LB015
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg Municipal Bond Index
Average Annual Return, Percent			4.25%													0.80%					2.34%
FidelityMunicipalIncomeFund-RetailPRO | Fidelity Municipal Income Fund | Fidelity Municipal Income Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.42%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.43%
Expense Example, with Redemption, 1 Year		$ 44
Expense Example, with Redemption, 3 Years		138
Expense Example, with Redemption, 5 Years		241
Expense Example, with Redemption, 10 Years		$ 542
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			4.31%													0.97%					2.51%
Annual Return [Percent]				4.31%	1.65%	7.12%	(10.18%)	2.85%	4.63%	8.50%	0.80%	6.67%	(0.01%)
FidelityMunicipalIncomeFund-RetailPRO | Fidelity Municipal Income Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Municipal Income Fund /Fidelity® Municipal Income Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Municipal Income Fund seeks to provide a high current yield exempt from federal income tax.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 20 % of the average value of its portfolio.
Portfolio Turnover, Rate		20.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal income tax. The municipal securities in which the fund invests are normally investment-grade (those of medium and high quality). Municipal debt securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, financing for eligible non-profit organizations, or financing for a specific project or public facility. Municipal debt securities in which the fund invests include securities issued by U.S. territories and possessions, general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, or pre-refunded or escrowed bonds, municipal money market securities, and synthetic securities. Municipal securities usually pay a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Investment grade securities in which the fund invests include securities or issuers rated at least BBB- or its equivalent by at least one nationally recognized statistical ratings organization (NRSRO), or, if unrated, determined by the Adviser to be of comparable quality. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Managing the fund to have similar overall interest rate risk to the supplemental index (see "Additional Index Information" section of the prospectus). Allocating assets across different market sectors and maturities. Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects. Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		8.11%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2022
Lowest Quarterly Return		(6.67%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityMunicipalIncomeFund-RetailPRO | Fidelity Municipal Income Fund | After Taxes on Distributions | Fidelity Municipal Income Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			4.31%													0.94%					2.39%
FidelityMunicipalIncomeFund-RetailPRO | Fidelity Municipal Income Fund | After Taxes on Distributions and Sales | Fidelity Municipal Income Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.82%													1.37%					2.57%
FidelityMunicipalIncomeFund-RetailPRO | Fidelity Municipal Income Fund | LB015
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg Municipal Bond Index
Average Annual Return, Percent			4.25%													0.80%					2.34%
FidelityMunicipalIncomeFund-RetailPRO | Fidelity Municipal Income Fund | LB083
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg 3+ Year Municipal Bond Index
Average Annual Return, Percent			4.30%													0.69%					2.44%
FidelityLimitedTermMunicipalIncomeFund-RetailPRO | Fidelity Limited Term Municipal Income Fund | Fidelity Limited Term Municipal Income Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.20%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.10%
Expenses (as a percentage of Assets)		0.30%
Expense Example, with Redemption, 1 Year		$ 31
Expense Example, with Redemption, 3 Years		97
Expense Example, with Redemption, 5 Years		169
Expense Example, with Redemption, 10 Years		$ 381
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			4.60%													1.28%					1.70%
Annual Return [Percent]				4.60%	2.33%	3.84%	(4.46%)	0.36%	3.34%	4.18%	1.28%	2.35%	(0.45%)
FidelityLimitedTermMunicipalIncomeFund-RetailPRO | Fidelity Limited Term Municipal Income Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Limited Term Municipal Income Fund /Fidelity® Limited Term Municipal Income Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Limited Term Municipal Income Fund seeks as high a level of current income, exempt from federal income tax, as is consistent with preservation of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22 % of the average value of its portfolio.
Portfolio Turnover, Rate		22.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal income tax. The municipal securities in which the fund invests are normally investment-grade (those of medium and high quality). Municipal debt securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, financing for eligible non-profit organizations, or financing for a specific project or public facility. Municipal debt securities in which the fund invests include securities issued by U.S. territories and possessions, general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, or pre-refunded or escrowed bonds, municipal money market securities, and synthetic securities. Municipal securities usually pay a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Investment grade securities in which the fund invests include securities or issuers rated at least BBB- or its equivalent by at least one nationally recognized statistical ratings organization (NRSRO), or, if unrated, determined by the Adviser to be of comparable quality. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Managing the fund to have similar overall interest rate risk to the supplemental index (see "Additional Index Information" section of the prospectus). Normally maintaining a dollar-weighted average maturity between two and five years. Allocating assets across different market sectors and maturities. Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects. Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		3.78%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2022
Lowest Quarterly Return		(3.89%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityLimitedTermMunicipalIncomeFund-RetailPRO | Fidelity Limited Term Municipal Income Fund | After Taxes on Distributions | Fidelity Limited Term Municipal Income Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			4.60%													1.28%					1.69%
FidelityLimitedTermMunicipalIncomeFund-RetailPRO | Fidelity Limited Term Municipal Income Fund | After Taxes on Distributions and Sales | Fidelity Limited Term Municipal Income Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.68%													1.37%					1.69%
FidelityLimitedTermMunicipalIncomeFund-RetailPRO | Fidelity Limited Term Municipal Income Fund | LB015
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg Municipal Bond Index
Average Annual Return, Percent			4.25%													0.80%					2.34%
FidelityLimitedTermMunicipalIncomeFund-RetailPRO | Fidelity Limited Term Municipal Income Fund | LB086
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg 1-6 Year Municipal Bond Index
Average Annual Return, Percent			4.35%													1.31%					1.73%
FidelityMinnesotaMunicipalIncomeFund-PRO | Fidelity Minnesota Municipal Income Fund | Fidelity Minnesota Municipal Income Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.45%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)		0.47%
Expense Example, with Redemption, 1 Year		$ 48
Expense Example, with Redemption, 3 Years		151
Expense Example, with Redemption, 5 Years		263
Expense Example, with Redemption, 10 Years		$ 591
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			4.85%													0.75%					2.06%
Annual Return [Percent]				4.85%	1.20%	5.02%	(7.47%)	0.70%	4.65%	7.12%	0.65%	4.55%	0.08%
FidelityMinnesotaMunicipalIncomeFund-PRO | Fidelity Minnesota Municipal Income Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Minnesota Municipal Income Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Minnesota Municipal Income Fund seeks a high level of current income exempt from federal income tax and Minnesota personal income tax.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 29 % of the average value of its portfolio.
Portfolio Turnover, Rate		29.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal and Minnesota personal income taxes. The municipal securities in which the fund invests are normally investment-grade (those of medium and high quality). Municipal debt securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, financing for eligible non-profit organizations, or financing for a specific project or public facility. Municipal debt securities in which the fund invests include securities issued by U.S. territories and possessions, general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, or pre-refunded or escrowed bonds, municipal money market securities, and synthetic securities. Municipal securities usually pay a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Investment grade securities in which the fund invests include securities or issuers rated at least BBB- or its equivalent by at least one nationally recognized statistical ratings organization (NRSRO), or, if unrated, determined by the Adviser to be of comparable quality. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Managing the fund to have similar overall interest rate risk to the supplemental index (see "Additional Index Information" section of the prospectus). Allocating assets across different market sectors and maturities. Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects. Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		6.85%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2022
Lowest Quarterly Return		(5.35%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityMinnesotaMunicipalIncomeFund-PRO | Fidelity Minnesota Municipal Income Fund | After Taxes on Distributions | Fidelity Minnesota Municipal Income Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			4.84%													0.74%					2.02%
FidelityMinnesotaMunicipalIncomeFund-PRO | Fidelity Minnesota Municipal Income Fund | After Taxes on Distributions and Sales | Fidelity Minnesota Municipal Income Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.00%													1.10%					2.12%
FidelityMinnesotaMunicipalIncomeFund-PRO | Fidelity Minnesota Municipal Income Fund | LB015
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg Municipal Bond Index
Average Annual Return, Percent			4.25%													0.80%					2.34%
FidelityMinnesotaMunicipalIncomeFund-PRO | Fidelity Minnesota Municipal Income Fund | F1732
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg Minnesota Enhanced Modified 2% Tobacco Municipal Bond Index
Average Annual Return, Percent			4.82%													0.70%					2.11%
Document Type		485BPOS
Registrant Name		Fidelity Municipal Trust

[1]
A Purchases of $250,000 or more will not be subject to a front-end sales charge, but may be subject to a 0.50% contingent deferred sales charge (CDSC) if the intermediary firm has elected an upfront finder's fee at the time the shares are purchased, or a 0.75% CDSC if the shares purchased are recordkept in a Fidelity Advisor ® 401(k) Retirement Plan.

[2]
A Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of their average net assets, exceed 0. 45%, 0. 25% , and 0.20% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class I, or Class Z of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through April 30, 2027 . FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.

[3]	A From May 25, 2023 .
[4]	B From May 25, 2023 .
[5]	C From May 25, 2023 .
[6]
A Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.25% (the Expense Cap). If at any time during the current fiscal year expenses for the class of shares of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through April 30, 2027 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

[7]
A Purchases of $250,000 or more will not be subject to a front-end sales charge, but may be subject to a 0.50% contingent deferred sales charge (CDSC) if the intermediary firm has elected an upfront finder's fee at the time the shares are purchased, or a 0.75% CDSC if the shares purchased are recordkept in a Fidelity Advisor ® 401(k) Retirement Plan.

[8]
A Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class M, and Class I of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of their respective average net assets, exceed 0.55%, 0.55%, and 0.30% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, or Class I of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through April 30, 2027 . FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.

[9]	B Purchases of $250,000 or more will not be subject to a front-end sales charge but may be subject to a 0.25% CDSC if a finder's fee is paid at the time the shares are purchased.
[10]	C On Class C shares redeemed less than one year after purchase.
[11]	A From October 2, 2018 .
[12]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.75% and 0.25%, respectively.

[13]	A From March 1, 2018 .
[14]	B From March 1, 2018 .
[15]	B On Class C shares redeemed less than one year after purchase.
[16]	C From March 1, 2018 .
[17]	D From March 1, 2018 .
[18]	E From October 2, 2018 .
[19]
A The fund is available only to certain fee-based accounts and advisory programs offered by Fidelity. Advisory account clients, retirement plans, plan sponsors and/or plan participants typically pay an advisory fee that generally covers investment advisory and administrative services.

[20]	A From October 12, 2017 .
[21]
A The fund is available only to certain fee-based accounts and advisory programs offered by Fidelity. Advisory account clients, retirement plans, plan sponsors and/or plan participants typically pay an advisory fee that generally covers investment advisory and administrative services.

[22]	A From October 12, 2017 .